Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity (Deficit)
Schedule of Common Stock Outstanding Roll Forward

	2021	2020
Common stock shares, beginning balance	5,019,582	15,242,358
Conversion of preferred stock into common stock	75,495,266	—
Issuance of common stock	34,476,204	299,308
Repurchase of common stock	—	(10,522,110)
Common stock shares, ending balance	114,991,026	5,019,582